Disclosures about Fair Value of Financial Instruments and Other Assets and Liabilities - Fair Value Measurements of Assets Recognized in Consolidated Balance Sheets Measured at Fair Value on Nonrecurring Basis (Details) - Nonrecurring basis - USD ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	$ 9	$ 2,822
Foreclosed assets held for sale	3,519	0
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	0	0
Foreclosed assets held for sale	0	0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Collateral dependent impaired loans	9	2,822
Foreclosed assets held for sale	$ 3,519	$ 0